Note 5 - Property, Plant and Equipment (Details Textual)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	May 25, 2021 USD ($) ft² a
Capital Expenditures, Expected Cost			$ 21,000,000
Construction in Progress, Gross	$ 15,925,306	$ 9,614
Accumulated Depreciation, Depletion and Amortization, Wrote-off	2,060,226
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	26,002,820	30,180,893
Depreciation, Total	1,320,434	$ 1,012,917
Facility in Sinton, Texas [Member]
Area of Land (Acre) | a			26.5
Lessee, Operating Lease, Term of Contract (Year)			99 years
Construction in Progress, Gross	15,925,306
Payments for Construction in Process	7,843,782
Facility in Sinton, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²			70,000
Decatur Facility Equipment [Member]
Proceeds from Sale of Machinery and Equipment	160,542
Property, Plant and Equipment, Gross, Ending Balance	3,604,209
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	$ 3,447,465